Loss Per Share - Antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	4,690,496,785	6,436,975,355	573,559,135
Share options
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	513,673,885	142,949,035	112,649,035
Warrants Equity Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	4,155,347,500	500,748,500	460,910,100
Restricted stock units
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	21,475,400	0	0